UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4646
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource California Tax-Exempt Fund
Nov. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.3%)

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Advanced Refunded (0.6%)
Los Angeles Harbor Department
Revenue Bonds
Series 1988 Escrowed to Maturity
10-01-18	7.600%	$665,000		$808,680

Airport (3.0%)
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	2,000,000		2,114,320
Los Angeles Department of Airports
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
05-15-35	5.000	1,000,000	(f)	977,890
San Diego County Regional Airport Authority
Subordinated Revenue Bonds
Series 2010A
07-01-34	5.000	1,350,000		1,324,283

Total				4,416,493

City (1.1%)
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.000	1,560,000		1,611,995

College (8.8%)
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	850,000		846,719
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-28	5.800	2,000,000		2,058,740
California Municipal Finance Authority
Revenue Bonds
Loma Linda University
Series 2007
04-01-32	4.750	2,300,000		2,052,911

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
California State University
Revenue Bonds
Systemwide
Series 2009A
11-01-29	5.250	3,000,000	3,130,470
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.000	500,000	487,045
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.250	1,000,000	1,041,940
University of California
Revenue Bonds
General
Series 2009Q
05-15-34	5.000	1,750,000	1,804,880
University of California
Revenue Bonds
Series 2008D
05-15-27	5.000	1,500,000	1,532,325

Total			12,955,030

Electric (3.6%)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Southern California Education
Series 2010A
09-01-29	4.500	1,310,000	1,243,033
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	1,500,000	1,542,600
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.000	2,500,000	2,518,350

Total			5,303,983

Health Care — Hospital (22.5%)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.000	1,525,000	1,463,299
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	3,000,000	3,040,860
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	1,500,000	1,394,280
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.250	500,000	558,955
10-01-38	6.500	1,500,000	1,677,255

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
California Health Facilities Financing Authority
Revenue Bonds
Providence Health Services
Series 2009B
10-01-39	5.500	3,200,000	3,217,536
California Health Facilities Financing Authority
Revenue Bonds
Scripps Health
Series 2008A
10-01-22	5.000	3,250,000	3,387,734
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A
08-15-30	5.000	2,500,000	2,450,700
California Municipal Finance Authority
Revenue Bonds
Community Hospital Center
Series 2009
02-01-39	5.500	3,250,000	2,952,073
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07-01-30	5.500	1,975,000	2,009,800
California Statewide Communities Development Authority
Revenue Bonds
Cottage Health Obligation Group
Series 2010
11-01-30	5.250	300,000	302,526
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	2,450,000	2,313,437
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.250	1,000,000	966,030
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09-01-30	5.000	2,100,000	2,063,628
City of Turlock
Certificate of Participation
Emanuel Medical Center
Series 2007A
10-15-31	5.125	3,930,000	3,426,330
Sierra View Local Health Care District
Revenue Bonds
Series 2007
07-01-37	5.250	2,000,000	1,821,540

Total			33,045,983

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Housing — Other (1.0%)
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.750	1,500,000		1,472,775
Housing — Single Family (1.3%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	1,250,000		1,270,238
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	645,000		655,797

Total				1,926,035

Lease (2.7%)
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Series 2008B
09-01-38	5.000	3,000,000		2,907,840
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.250	1,000,000		995,900

Total				3,903,740

Miscellaneous Revenue (2.6%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02-01-33	5.250	2,600,000		2,611,986
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	1,930,000		1,240,179

Total				3,852,165

Port District (0.7%)
Port of Oakland
Unrefunded Revenue Bonds
Series 2000K (NPFGC/FGIC) A.M.T.
11-01-18	5.625	995,000		996,632

Sales or Use Tax (0.7%)
Riverside County Transportation Commission
Limited Tax Revenue Bonds
Series 2010A
06-01-32	5.000	1,000,000		1,004,510

School (13.6%)
Alhambra Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999A (AGM)
09-01-22	5.950	1,055,000	(b)	557,399

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Centinela Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (NPFGC)
08-01-31	5.250	2,000,000		1,957,880
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-19	4.745	1,000,000	(b)	673,130
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1996 (NPFGC)
08-01-15	5.850	2,500,000	(b)	2,166,000
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	1,750,000		1,758,435
Menifee Union School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008A
08-01-33	5.500	3,125,000		3,241,437
Merced Community College District
Refunding Revenue Bonds
School Facilities Financing Authority
Series 2006 (NPFGC)
08-01-21	5.000	700,000		779,128
San Bernardino Community College District
Unlimited General Obligation Bonds
Election of 2002
Series 2008A
08-01-33	6.250	1,000,000		1,103,510
San Diego Community College District
Unlimited General Obligation Bonds
Election of 2006
Series 2007 (AGM)
08-01-30	5.000	2,500,000		2,563,924
San Juan Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999 (AGM)
08-01-21	5.680	820,000	(b)	487,843
08-01-24	5.700	1,810,000	(b)	876,022
San Mateo County Community College District
Unlimited General Obligation Bonds
Election of 2001
Series 2002A (NPFGC/FGIC)
09-01-18	5.375	1,000,000	(e)	1,064,910
Simi Valley School Financing Authority
Refunding Revenue Bonds
Unified School District
Series 2007 (AGM)
08-01-23	5.000	1,500,000		1,620,195

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
Twin Rivers Unified School District
Unlimited General Obligation Bonds
Election of 2006
Series 2008 (AGM)
08-01-25	5.000	1,000,000	1,043,270

Total			19,893,083

Special District — Assessment (1.1%)
Anaheim Community Facilities District No. 06-2
Special Tax Bonds
Stadium Lofts
Series 2007
09-01-37	5.000	1,000,000	808,660
Orange Unified School District No. 2005-2 Community Facilities
Special Tax Bonds
Del Rio School Facilities
Series 2007
09-01-37	5.000	1,000,000	760,500

Total			1,569,160

Special District — Tax Allocation (11.6%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08-01-29	7.500	1,615,000	1,576,789
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.250	720,000	720,353
Carson Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-30	5.000	1,300,000	1,186,848
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08-01-29	5.125	800,000	757,160
08-01-36	5.500	800,000	744,912
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05-01-23	5.250	1,100,000	1,074,315
Lammersville School District No. 2002 Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.125	1,000,000	812,880
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	2,780,000	2,883,582

Issue	Coupon	Principal
description(c,d)	rate	amount		Value(a)
Pittsburg Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Zero Coupon
Series 1999 (AMBAC)
08-01-24	6.050	2,100,000	(b)	886,452
Rancho Cucamonga Redevelopment Agency
Tax Allocation Bonds
Housing Set Aside
Series 2007A (NPFGC)
09-01-34	5.000	2,200,000		1,992,782
Riverside County Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	1,350,000		1,337,081
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.000	500,000		515,965
08-01-39	6.500	1,625,000		1,720,778
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.375	500,000		519,670
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.125	310,000		325,370

Total				17,054,937

State (12.5%)
State of California
Unlimited General Obligation Bonds
Series 2004
02-01-22	5.000	1,000,000		1,024,030
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-24	5.125	2,000,000		2,024,780
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12-01-32	5.000	4,000,000		3,865,360
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-24	5.250	1,000,000		1,038,680
03-01-30	5.250	1,000,000		1,002,090
03-01-40	5.500	2,000,000		2,002,680
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	3,340,000		2,996,982

Issue	Coupon	Principal
description(c,d)	rate	amount	Value(a)
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.000	3,000,000	2,821,200
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-33	5.125	1,500,000	1,467,675
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.300	2,000	2,005

Total			18,245,482

Toll Road (0.8%)
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01-01-33	5.000	1,400,000	1,140,006

Water & Sewer (9.1%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.750	2,795,000	2,757,099
Eastern Municipal Water District
Certificate of Participation
Series 2008H
07-01-33	5.000	1,000,000	1,018,280
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09-01-27	5.000	200,000	167,474
09-01-36	5.000	500,000	394,280
Los Angeles Department of Water & Power
Revenue Bonds
Series 2009A
07-01-34	5.375	2,495,000	2,605,404
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.250	2,235,000	2,393,082
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.000	2,000,000	2,019,480
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.750	2,000,000	1,950,040

Total			13,305,139

Total Municipal Bonds
(Cost: $142,764,026)			$142,505,828

Total Investments in Securities
(Cost: $142,764,026)(g)			$142,505,828

Investments in Derivatives
Futures Contracts Outstanding at Nov. 30, 2010

	Number of
	contracts	Notional	Expiration	Unrealized
Contract description	long (short)	market value	date	depreciation

U.S. Treasury Note, 10-year	(20)	$(2,482,188)	March 2011	$(6,736)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2010.

(b)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGCP	—	Assured Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance

(d)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Nov. 30, 2010, the value of securities subject to alternative minimum tax represented 2.00% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(e)	At Nov. 30, 2010, investments in securities included securities valued at $109,273 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Nov. 30, 2010 was $977,890, representing 0.67% of net assets. Information concerning such security holdings at Nov. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Los Angeles Department of Airports Subordinated Revenue Bonds Los Angeles International Series 2010B 5.000% 2035	10-29-10	$1,005,934

(g)	At Nov. 30, 2010, the cost of securities for federal income tax purposes was approximately $142,764,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,610,000
Unrealized depreciation	(3,868,000)

Net unrealized depreciation	$(258,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2010:

	Fair value at Nov. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$142,505,828	$—	$142,505,828

Investments in Securities	—	142,505,828	—	142,505,828

Derivatives(c)
Liabilities
Futures Contracts	(6,736)	—	—	(6,736)

Total	$(6,736)	$142,505,828	$—	$142,499,092

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource California Tax-Exempt Trust

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer
Date January 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer
Date January 21, 2011

By	/s/ Michael G. Clarke

Michael G. Clarke
Chief Financial Officer
Date January 21, 2011